Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Summary of Final Allocation of Assets Acquired and Liabilities Assumed
The final allocation of the purchase consideration of $82,948 is as follows:

Amount
Cash	$2,938
Accounts receivable	3,612
Identifiable intangible assets	14,100
Other assets	179

Total assets acquired	20,829
Current liabilities	(3,102)
Deferred tax liability	(1,388)

Total liabilities assumed	(4,490)

Goodwill	66,609

Total purchase consideration	$82,948

Summary of Identifiable Intangible Assets Acquired and Weighted Average Useful Lives
The following are the identifiable intangible assets acquired and their respective weighted average useful lives, as determined based on final valuations:

	Amount	Weighted Average Life (Years)
Customer relationships	$13,800	7.0
Trade name	300	7.0

Total	$14,100

Avizia Inc [Member]
Business Acquisition [Line Items]
Summary of Final Allocation of Assets Acquired and Liabilities Assumed
The final allocation of the purchase consideration of $137,804 as follows:

Amount
Cash	$887
Accounts receivable	6,372
Inventory	3,768
Identifiable intangible assets	40,273
Other assets	1,398

Total assets acquired	52,698
Current liabilities	(4,785)
Deferred revenue	(4,117)
Other long-term liabilities	(351)

Total liabilities assumed	(9,253)
Goodwill	94,359

Total purchase consideration	$137,804

Summary of Identifiable Intangible Assets Acquired and Weighted Average Useful Lives
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the acquisition date:

	Cost	Weighted Average Life (Years)
Developed technology	$37,064	10.0
Customer relationships	3,209	10.0

Total	$40,273

Summary of Unaudited Pro Forma Financial Information
The following unaudited pro forma information presents the combined results of operations as if the Avizia acquisition had been completed on January 1, 2017, the beginning of the comparable prior annual reporting period. The unaudited pro forma results include adjustments primarily related to the following: (i) removal of interest expense related to the legacy debt of Avizia that was not acquired; (ii) amortization of the acquired intangible assets; (iii) fair value adjustment for deferred revenue; and (iv) the inclusion of acquisition-related costs as if the acquisition-related costs were incurred in 2017.

December 31, 2018 (unaudited)
Revenue	$130,312
Net loss	$(60,160)
Net loss per share attributable to common stockholders, basic and diluted	$(13.12)

Aligned Telehealth Inc [Member]
Business Acquisition [Line Items]
Summary of Final Allocation of Assets Acquired and Liabilities Assumed
The preliminary allocation of the purchase consideration of $82,948 is as follows:

Amount
Cash	$2,938
Accounts receivable	3,612
Identifiable intangible assets	14,100
Other assets	179

Total assets acquired	20,829
Current liabilities	(3,102)
Deferred tax liability	(1,388)

Total liabilities assumed	(4,490)

Goodwill	66,609

Total purchase consideration	$82,948

Summary of Identifiable Intangible Assets Acquired and Weighted Average Useful Lives
The following are the identifiable intangible assets acquired and their respective weighted average useful lives, as determined based on preliminary valuations:

	Amount	Weighted Average Life (Years)
Customer relationships	$13,800	7.0
Trade name	300	7.0

Total	$14,100